The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2024 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 46.2%
	AGGREGATE BOND — 3.9%
4,200	AB High Yield ETF	$152,922
46,497	iShares Yield Optimized Bond ETF	1,031,303
		1,184,225
	BROAD BASED — 0.2%
3,658	USCF SummerHaven Dynamic Commodity Strategy No. K-1 Fund	70,782
	BROAD MARKET — 3.1%
5,374	Schwab Fundamental U.S. Broad Market ETF	352,427
1,542	Vanguard U.S. Momentum Factor ETF	231,608
2,704	Vanguard U.S. Quality Factor ETF	362,593
		946,628
	CONSUMER STAPLES — 2.6%
8,304	Fidelity MSCI Consumer Staples Index ETF	393,632
1,922	Vanguard Consumer Staples ETF	390,224
		783,856
	CONVERTIBLE — 0.0%
73	iShares Convertible Bond ETF	5,740
	CORPORATE — 17.6%
49,566	Franklin Senior Loan ETF	1,209,906
14,940	iShares High Yield Systematic Bond ETF	693,814
6,938	iShares Investment Grade Systematic Bond ETF	307,770
38,526	Principal Active High Yield ETF	733,936
9,442	SPDR Portfolio Intermediate Term Corporate Bond ETF	307,431
30,917	SPDR Portfolio Short Term Corporate Bond ETF	918,235
46,338	VanEck IG Floating Rate ETF	1,182,082
		5,353,174
	EMERGING MARKETS — 1.0%
4,349	Columbia EM Core ex-China ETF	138,820
999	Schwab Fundamental Emerging Markets Equity ETF	29,541
3,624	SPDR S&P Emerging Markets Dividend ETF	127,927
		296,288
	GLOBAL — 0.8%
1,773	SPDR Global Dow ETF	227,157
	GOVERNMENT — 1.8%
5,776	iShares 7-10 Year Treasury Bond ETF	540,922
	INTERNATIONAL — 1.8%
3,346	Invesco S&P International Developed Momentum ETF	138,190
1,509	iShares Currency Hedged MSCI EAFE Small-Cap ETF	48,194

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2024 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	INTERNATIONAL (Continued)
2,651	Schwab Fundamental International Equity ETF	$92,864
3,798	SPDR Portfolio Developed World ex-US ETF	133,234
2,702	Vanguard FTSE Developed Markets ETF	133,533
		546,015
	LARGE-CAP — 6.1%
458	Invesco QQQ Trust Series 1	219,432
5,737	Schwab Fundamental U.S. Large Co. ETF	384,264
2,174	Schwab U.S. Large-Cap Growth ETF	219,226
7,170	SPDR Portfolio S&P 500 Value ETF	349,466
1,561	Vanguard Mega Cap ETF	307,970
2,287	Vanguard Value ETF - Class A	366,858
		1,847,216
	LONG TERM CORPORATE BOND — 1.8%
12,665	FlexShares Credit-Scored U.S. Long Corporate Bond Index Fund	539,656
	MID-CAP — 2.6%
2,650	Invesco S&P MidCap 400 Pure Value ETF	296,033
2,432	Invesco S&P Midcap 400 Revenue ETF	266,994
1,983	Invesco S&P MidCap Momentum ETF	226,042
		789,069
	PRECIOUS METALS — 0.7%
4,197	abrdn Physical Silver Shares ETF*	116,845
2,083	iShares Gold Trust*	91,506
		208,351
	SMALL-CAP — 2.0%
3,739	Dimensional U.S. Small Cap ETF	224,639
2,830	Invesco S&P SmallCap Momentum ETF	169,941
3,973	JPMorgan Market Expansion Enhanced Equity ETF	225,031
		619,611
	THEMATIC — 0.2%
1,627	Global X U.S. Infrastructure Development ETF	60,232
	Total Exchange-Traded Funds
	(Cost $13,198,296)	14,018,922
	MUTUAL FUNDS — 47.8%
	AGGREGATE BOND — 10.1%
33,598	Allspring Core Plus Bond Fund - Class R6	373,278
149,421	DFA Diversified Fixed Income Portfolio - Class Institutional	1,367,202
74,710	Vanguard Core Bond Fund - Class Admiral	1,323,861
		3,064,341

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2024 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	BLEND BROAD MARKET — 1.0%
7,669	DFA U.S. Core Equity 1 Portfolio - Class Institutional	$309,678
	BLEND LARGE CAP — 2.1%
8,683	DFA U.S. Large Co. Portfolio - Class Institutional	314,422
3,734	Schwab S&P 500 Index Fund	314,577
		628,999
	BLEND MID CAP — 1.2%
9,968	Vanguard Strategic Equity Fund - Class Investor	362,448
	EMERGING MARKET STOCK — 0.3%
1,192	New World Fund, Inc. - Class F-3	95,604
	EMERGING MARKETS BOND — 9.7%
140,687	Nuveen Emerging Markets Debt Fund - Class R6	1,180,365
76,778	Vanguard Emerging Markets Bond Fund - Class Admiral	1,766,657
		2,947,022
	FOREIGN AGGREGATE BOND — 9.4%
86,856	DFA Short Duration Real Return Portfolio - Class Institutional	922,413
180,760	Dodge & Cox Global Bond Fund - Class I	1,932,326
		2,854,739
	FOREIGN BLEND — 2.5%
3,042	DFA International Small Co. Portfolio - Class Institutional	59,943
21,068	Dimensional Global Equity Portfolio - Class Institutional	699,049
		758,992
	FOREIGN VALUE — 1.8%
4,722	American Beacon EAM International Small Cap Fund - Class R5	86,979
2,190	DFA International Small Cap Value Portfolio - Class Institutional	48,860
4,645	DFA International Value Portfolio - Class Institutional	97,121
19,333	Dodge & Cox Global Stock Fund - Class I	303,714
		536,674
	GENERAL CORPORATE BOND — 3.4%
109,512	T Rowe Price Institutional Floating Rate Fund - Class I	1,035,981
	GROWTH BROAD MARKET — 1.7%
8,238	New Perspective Fund - Class R-6	514,377
	GROWTH LARGE CAP — 1.0%
4,687	Nuveen Large Cap Growth Index Fund - Class R6	293,181
	GROWTH SMALL CAP — 0.5%
1,507	Vanguard Explorer Fund - Class Admiral	160,926

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2024 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	HIGH YIELD BOND — 2.4%
76,931	American High-Income Trust - Class F-3	$735,456
	VALUE MID CAP — 0.7%
7,462	Vanguard Selected Value Fund - Class Investor	218,870
	Total Mutual Funds
	(Cost $14,008,769)	14,517,288
	MONEY MARKET FUNDS — 5.7%
1,362,001	Gabelli U.S. Treasury Money Market Fund - Class AAA, 5.19%[1]	1,362,001
379,829	Goldman Sachs Financial Square Government Fund - Institutional Class, 5.14%[1]	379,829
	Money Market Funds
	(Cost $1,741,830)	1,741,830
	TOTAL INVESTMENTS — 99.7%
	(Cost $28,948,895)	30,278,040
	Other Assets in Excess of Liabilities — 0.3%	102,390
	TOTAL NET ASSETS — 100.0%	$30,380,430

*Non-income producing security.
[1]Effective 7 day yield as of June 30, 2024.